Shareholders' Equity (Deficit) (Details) - USD ($) $ / shares in Units, $ in Thousands						12 Months Ended
	Dec. 22, 2025	Dec. 05, 2025	May 05, 2025	Mar. 31, 2025	Jan. 23, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 20, 2025
Shareholders' Equity (Deficit) [Line Items]
Authorized share capital						22,500,000	19,677,478		22,500,000
Converted ordinary shares				609,888
Gross proceeds of Initial public offering						$ 8,224
Warrants with an exercise price								11,310
Exercise price					$ 0.004
Deferred offering costs		$ 176
Warrants to purchase ordinary shares		349,072
Issuance of equity incentive plan	750,000		50,000
Options term					10 years
Aggregate intrinsic value						4,880	$ 550
Aggregate intrinsic value of the exercisable options						$ 4,880	550
Weighted average grant date fair value of options granted						$ 8.14
General and administrative expenses						$ 6,637	712	$ 1,125
Finance income (expenses)						(1,904)	$ (77)	$ (244)
Warrant [Member]
Shareholders' Equity (Deficit) [Line Items]
Finance income (expenses)						1,651
Preferred Shares [Member]
Shareholders' Equity (Deficit) [Line Items]
Converted ordinary shares		2,603,652
Common Stock [Member]
Shareholders' Equity (Deficit) [Line Items]
Converted ordinary shares		2,603,652
Gross proceeds of Initial public offering		$ 8,048
Share-Based Payment Arrangement [Member]
Shareholders' Equity (Deficit) [Line Items]
Ordinary shares Issues					182,000
General and administrative expenses						$ 5,391
Maximum [Member]
Shareholders' Equity (Deficit) [Line Items]
Ordinary shares Issues					283,533
Minimum [Member]
Shareholders' Equity (Deficit) [Line Items]
Ordinary shares Issues					196,471
2024 Plan [Member] | Maximum [Member]
Shareholders' Equity (Deficit) [Line Items]
Ordinary shares available for future grant						965,000
2024 Plan [Member] | Minimum [Member]
Shareholders' Equity (Deficit) [Line Items]
Ordinary shares available for future grant						302,996
IPO [Member]
Shareholders' Equity (Deficit) [Line Items]
Ordinary shares Issues		1,250,000
Initial Public offering price per share		$ 8
Gross proceeds of Initial public offering		$ 10,000
Underwriter option period		45 days
Percentage of ordinary Shares		15.00%
Warrants with an exercise price		62,500
Exercise price		$ 10
Issuance expenses		290
Discount for lack of marketability						0.41%
IPO [Member] | Underwriting Agreement [Member]
Shareholders' Equity (Deficit) [Line Items]
Ordinary shares Issues		187,500
Warrants with an exercise price		62,500
2020 Notes [Member]
Shareholders' Equity (Deficit) [Line Items]
Converted ordinary shares		1,163,528
2020 Notes [Member] | Common Stock [Member]
Shareholders' Equity (Deficit) [Line Items]
Converted ordinary shares		1,163,528